Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities

As at December 31 (millions of dollars)	2021	2020
Accrued liabilities	619	566
Accounts payable	255	238
Accrued interest	124	118
Environmental liabilities (Note 21)	34	33
Regulatory liabilities (Note 13)	10	66
Lease obligations (Note 23)	14	12
Derivative liabilities (Note 18)	8	11
	1,064	1,044